Nov. 30, 2017

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class R Shares, Class R6 Shares and Class T Shares of the

Goldman Sachs Dynamic Emerging Markets Debt Fund

(the “Fund”)

Supplement dated December 1, 2017 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated November 30, 2017

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE AND INVESTMENT POLICY

At a meeting held on October 11-12, 2017, the Board of Trustees (the “Board”) of the Goldman Sachs Trust approved certain changes to the Fund’s name, investment objective and principal investment strategy. After the close of business on December 26, 2017 (the “Effective Date”), the Fund’s name will change to the “Goldman Sachs Total Emerging Markets Income Fund.” In addition, the Fund’s new investment objective will be to seek current income. As a secondary objective, the Fund will seek capital appreciation. The Fund’s current investment objective is to seek a high level of total return consisting of income and capital appreciation.

The Fund will continue to invest in emerging markets debt and currencies of issuers in emerging market countries. However, after the Effective Date, the Fund will also invest in equity investments. Accordingly, after the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt securities, equity investments and currencies of issuers in emerging market countries and other instruments, including credit linked notes, exchange-traded funds, futures and other investments, with similar economic exposures. Such securities and instruments may be denominated in U.S. Dollars or in non-U.S. currencies. The Fund seeks to achieve its investment objectives through a baseline allocation of approximately 60% of its Net Assets to fixed income investments and of approximately 40% of its Net Assets to equity investments. The Investment Adviser may change the allocations to fixed income investments and equity investments opportunistically based on the market environment, top-down macro views, or bottom-up positioning. Under normal circumstances, the allocations to fixed income investments and equity investments may vary 10% above or below the baseline allocation, measured at the time of investment.

In light of these changes, Raymond Chan will become a portfolio manager of the Fund. Samuel Finkelstein will continue to serve as a portfolio manager of the Fund.

In addition, at an upcoming meeting of the Fund’s Board, the Investment Adviser will seek the Board’s approval to remove the potential to impose a redemption fee on the Fund’s shares. If approved, as of the Effective Date, the Fund would no longer charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 days or less and all references to the “Dynamic Emerging Markets Debt Fund” with regards to redemption fees in the Prospectus and Summary Prospectus would be removed in their entirety. In addition, at an upcoming meeting of the Fund’s Board, the Investment Adviser will seek the Board’s approval to change the Fund’s classification from “non-diversified” to “diversified” within the meaning of the Investment Company Act of 1940, as amended (the “Act”). If approved, all references in the Prospectus, Summary Prospectus and SAI to the Fund’s non-diversified classification and “Non-Diversification Risk” with respect to the Fund would be deleted in their entirety and references to the Fund’s classification as a diversified company under the Act in the SAI would be added.

In addition, effective January 1, 2018, the Fund will declare and pay net investment income dividends monthly. Currently, the Fund declares daily and pays monthly net investment income dividends.

Accordingly, after the close of business on December 26, 2017, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:

All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Dynamic Emerging Markets Debt Fund” are replaced with “Goldman Sachs Total Emerging Markets Income Fund.”

The “Goldman Sachs Dynamic Emerging Markets Debt Fund—Summary—Investment Objective” section of the Prospectus is replaced with the following:

The Goldman Sachs Total Emerging Markets Income Fund (the “Fund”) seeks current income and as a secondary objective the Fund seeks capital appreciation.

The “Investment Objective” section of the Summary Prospectus is replaced with the following:

The Fund seeks current income and as a secondary objective the Fund seeks capital appreciation.

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Dynamic Emerging Markets Debt Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and the “Fees and Expenses of the Fund” section of the Summary Prospectus:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.80%		0.80%	0.80%		0.80%		0.80%		0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[3]	1.29%		1.54%	1.20%		1.29%		1.29%		1.19%		1.29%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
All Other Expenses	1.29%		1.29%	1.20%		1.29%		1.29%		1.19%		1.29%
Acquired Fund Fees and Expenses[4]	0.11%		0.11%	0.11%		0.11%		0.11%		0.11%		0.11%
Total Annual Fund Operating Expenses[5]	2.45%		3.20%	2.11%		2.20%		2.70%		2.10%		2.45%
Fee Waiver and Expense Limitation[6]	(1.25)%		(1.24)%	(1.25)%		(1.24)%		(1.25)%		(1.25)%		(1.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[5]	1.20%		1.96%	0.86%		0.96%		1.45%		0.85%		1.20%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The “Acquired Fund Fees and Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[5]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[6]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Fund’s average daily net assets. This arrangement will remain in effect through at least November 30, 2018, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Dynamic Emerging Markets Debt Fund—Summary—Expense Example” section of the Prospectus and “Expense Example” section of the Summary Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$567	$1,065	$1,589	$3,020
Class C Shares
– Assuming complete redemption at end of period	$299	$870	$1,566	$3,418
– Assuming no redemption	$199	$870	$1,566	$3,418
Institutional Shares	$88	$540	$1,019	$2,342
Investor Shares	$98	$569	$1,066	$2,437
Class R Shares	$148	$720	$1,318	$2,940
Class R6 Shares	$87	$537	$1,014	$2,332
Class T Shares	$369	$878	$1,413	$2,874

The following replaces in its entirety the “Goldman Sachs Dynamic Emerging Markets Debt Fund—Summary—Principal Strategy” section in the Prospectus and “Principal Strategy” section in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt securities, equity investments and currencies of issuers in emerging market countries and other instruments, including credit linked notes, exchange-traded funds (“ETFs”), futures and other investments, with similar economic exposures. Such securities and instruments may be denominated in U.S. Dollars or in non-U.S. currencies. The Fund seeks to achieve its investment objectives through a baseline allocation of approximately 60% of its Net Assets to fixed income investments and of approximately 40% of its Net Assets to equity investments. The Investment Adviser may change the allocations to fixed income investments and equity investments opportunistically based on the market environment, top-down macro views, or bottom-up positioning. Under normal circumstances, the allocations to fixed income investments and equity investments may vary 10% above or below the baseline allocation, measured at the time of investment.

The Investment Adviser seeks to build a portfolio across the emerging markets consistent with the Fund’s overall risk budget as well as top-down and bottom-up investment views. As market conditions change, the volatility and attractiveness of countries, regions, sectors, securities and strategies can change, representing opportunities for the Investment Adviser to dynamically adjust the Fund’s investments within and across asset classes.

Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a security’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact country, sector and industry weightings. The largest weightings in the Fund’s portfolio are given to securities the Investment

Adviser believes have the most upside return potential relative to their contribution to overall portfolio relative risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating securities.

Fixed Income Investments.  The Fund may invest in all types of foreign and emerging market country fixed income securities, including the following:

■	Debt issued by governments, their agencies and instrumentalities, or by their central banks, including Brady Bonds;
■	Interests in structured securities;
■	Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);
■	Loan participations;
■	Repurchase agreements with respect to the foregoing; and
■	Affiliated and unaffiliated investment companies (including ETFs) with similar economic exposures to the foregoing.

Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities, denominated in the local currency. Sovereign debt may also include nominal and real inflation-linked securities.

The Fund may invest in securities without regard to credit rating. The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade (so-called “high yield” or “junk” bonds) or unrated.

Equity Investments.  The Fund may invest in a diversified portfolio of equity investments in emerging market country issuers. Such equity investments may include affiliated and unaffiliated investment companies (including ETFs), futures and other instruments with similar economic exposures.

Other Investments.  The Fund may also make currency investments, particularly longer-dated forward contracts that provide the Fund with economic exposure similar to investments in sovereign and corporate debt with respect to currency and interest rate exposure. Additionally, the Fund intends to use structured securities and derivatives, including but not limited to credit linked notes, financial futures contracts, treasury futures contracts, forward contracts, total return swap contracts, credit default swap contracts, and interest rate swap contracts, to attempt to improve the performance of the Fund, to hedge the Fund’s investments, and/or to gain exposure to certain countries or currencies. The Fund can invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations.

For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of “emerging market country” issuers, such countries include but are not limited to those considered to be developing by the World Bank. Generally, the Investment Adviser has broad discretion to identify other countries that it considers to qualify as emerging market countries. The majority of these countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. An emerging market country issuer is an issuer economically tied to an emerging market country.

The Fund’s benchmark index is the Total Emerging Markets Income Fund Composite Index, which is comprised of the Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net, USD, Unhedged) (40%), the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) (20%), the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) (20%), and the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged) (20%).

In the “Goldman Sachs Dynamic Emerging Markets Debt Fund—Summary—Principal Risks of the Fund” section in the Prospectus and “Principal Risks of the Fund” section in the Summary Prospectus, the following risks are added:

Expenses Risk.  By investing in pooled investment vehicles (including investment companies, ETFs and money market funds) indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the other pooled investment vehicles held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Sector Risk.  To the extent the Fund focuses its investments in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions or developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

The following replaces in its entirety the first paragraph under the “Goldman Sachs Dynamic Emerging Markets Debt Fund—Summary—Performance” section in the Prospectus and “Performance” section in the Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, and Class R6 and Class T Shares compare to those of certain broad-based securities market indices and to the Dynamic Emerging Markets Debt Fund Composite Index, a custom benchmark comprised of the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) (50%), the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) (25%), and the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged) (25%). Through December 26, 2017, the Fund had been known as the Goldman Sachs Dynamic Emerging Markets Debt Fund, and its investment objective and certain of its strategies differed. Performance information prior to this date reflects the Fund’s former investment objective and strategies. As a result, the Fund’s performance may differ substantially from the performance information shown below for the period prior to December 26, 2017. In addition, effective December 27, 2017, the Fund’s benchmark changed from the Dynamic Emerging Markets Debt Fund Composite Index to the Total Emerging Markets Income Fund Composite Index, a custom benchmark comprised of the Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net, USD, Unhedged) (40%), the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) (20%), the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) (20%), and the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged) (20%). The Investment Adviser believes that the Total Emerging Markets Income Fund Composite Index is a more appropriate benchmark against which to measure the performance of the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.